Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Minimum Capital Requirements Measured on Consolidated Basis (Detail)	Dec. 31, 2024 ARS ($)
Disclosure of minimum capital requirements [line items]
Minimum capital requirements	$ 936,239,064
Computable equity	3,719,904,297
Capital surplus	$ 2,783,665,233